SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 21     SUBSEQUENT EVENT

Consulting Agreements

On January 3, 2022, the Company entered into a consulting agreement with a consultant. The term the consulting agreement is from January 3, 2022 to January 2, 2025. In consideration for services rendered under the consulting agreement, the Company agreed to issue the consultant 60,000 Class A warrants, vesting in three equal installments commencing on the first anniversary date of the consulting agreement. Each Class A warrant is exercisable to purchase one share of common stock for $0.50 per share from the date of vesting until April 23, 2026.

On January 3, 2022, the Company entered into two consulting agreements with two consultants. The term of each consulting agreement is from January 3, 2022 to January 2, 2025. In consideration for services rendered under the consulting agreements, the Company agreed to issue the consultants an aggregate of 90,000 Class C Warrants, vesting in three equal installments commencing on the first anniversary date of the consulting agreements. Each Class C Warrant is exercisable to purchase one share of common stock for $2.50 per share from the date of vesting in each installment until the third anniversary date of the date of vesting.

The foregoing securities were issued in reliance on the exclusion from registration provided by Rule 903 of Regulation S under the Securities Act due to the fact that such persons was a non-U.S. Person (as defined under Rule 902 Section (k)(2)(i) of Regulation S).

Gerald H. Lindberg’s Employment Agreement

On January 3, 2022, the Company agreed to issue 60,000 Class C Warrants to Gerald H. Lindberg in connection with the Employment Agreement, dated January 3, 2022, between the Company and Mr. Lindberg, as more fully described under Item 5.02 of the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the “SEC”) on January 5, 2022. The Class C Warrants issued to Mr. Lindberg vest in three equal installments over a three-year period, commencing on the first-year anniversary date of Mr. Lindberg’s employment agreement. Each Class C Warrant will be exercisable to purchase one share of common stock for $2.50 per share from the vesting date until the third anniversary of such vesting date. The Company agreed to issue the foregoing Class C Warrants to Mr. Lindberg pursuant to the exemption from the registration requirements of the Securities Act of 1933 available under Section 4(a)(2) promulgated thereunder due to the fact that the issuance did not involve a public offering of securities.

Issuance of Common Stock to CARMEL, MILAZZO & FEIL LLP

On January 28, 2022, the Company issued 100,000 common shares as consideration to CARMEL, MILAZZO & FEIL LLP, which has served as the Company’s legal counsel since November 2021, according to the engagement letter signed by mutual parties.